BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States. In the opinion of management, all adjustments considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2021 are not necessarily indicative of the results that may be expected for the year ending December 31, 2021. For further information, reference is made to the consolidated financial statements and footnotes thereto included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2020.

The significant accounting policies applied in the annual consolidated financial statements of the Company as of December 31, 2020, contained in the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission on May 14, 2021, have been applied consistently in these unaudited interim consolidated financial statements.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements

In December 2019, the FASB issued ASU No. 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes” (“ASU 2020-12”), which simplifies the accounting for income taxes. ASU 2019-12 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2020. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of the interim consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The novel coronavirus (“COVID-19”) pandemic has created, and may continue to create, significant uncertainty in macroeconomic conditions, and the extent of its impact on the Company’s operational and financial performance will depend on certain developments, including the duration and spread of the outbreak and the impact on the Company’s customers and its sales cycles. The Company considered the impact of COVID-19 on the estimates and assumptions and determined that there were no material adverse impacts on the interim consolidated financial statements for the period ended June 30, 2021. As events continue to evolve and additional information becomes available, the Company’s estimates and assumptions may change materially in future periods.